                    SUPPLEMENT DATED OCTOBER 31, 2002 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2002,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 29, 2002 AND MAY 6, 2002
           VAN KAMPEN TAX FREE TRUST, ON BEHALF OF EACH OF ITS SERIES
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2002,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 29, 2002 AND MAY 6, 2002
                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
          STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2002,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 29, 2002 AND MAY 6, 2002
                     VAN KAMPEN GOVERNMENT SECURITIES FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 2002,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 29, 2002 AND MAY 6, 2002
              VAN KAMPEN TAX-EXEMPT TRUST, ON BEHALF OF ITS SERIES
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 26, 2002,
                   VAN KAMPEN TRUST, ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 26, 2002,
            VAN KAMPEN EQUITY TRUST, ON BEHALF OF EACH OF ITS SERIES
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                             VAN KAMPEN GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 25, 2001,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 29, 2002 AND MAY 6, 2002
              VAN KAMPEN EQUITY TRUST II, ON BEHALF OF ITS SERIES
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 27, 2002,
                            VAN KAMPEN RESERVE FUND
          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 25, 2002,
                              VAN KAMPEN PACE FUND
          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 25, 2002,
                         VAN KAMPEN TAX FREE MONEY FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 25, 2002,
         VAN KAMPEN SERIES FUND, INC., ON BEHALF OF EACH OF ITS SERIES
                         VAN KAMPEN AMERICAN VALUE FUND
                          VAN KAMPEN ASIAN EQUITY FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND
          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 28, 2001,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 29, 2002 AND MAY 6, 2002
                         VAN KAMPEN CORPORATE BOND FUND
                   VAN KAMPEN HIGH INCOME CORPORATE BOND FUND
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 10, 2002,
                 AS PREVIOUSLY SUPPLEMENTED ON OCTOBER 10, 2002
                            VAN KAMPEN COMSTOCK FUND
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 10, 2002,
                        VAN KAMPEN EMERGING GROWTH FUND
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 10, 2002,
                       VAN KAMPEN GROWTH AND INCOME FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002,
                           VAN KAMPEN ENTERPRISE FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002,
                             VAN KAMPEN HARBOR FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002,
                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002,
                     VAN KAMPEN REAL ESTATE SECURITIES FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002,
           VAN KAMPEN U.S. GOVERNMENT TRUST, ON BEHALF OF ITS SERIES
                        VAN KAMPEN U.S. GOVERNMENT FUND
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 10, 2002,
                       VAN KAMPEN EQUITY AND INCOME FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 28, 2001,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 29, 2002 AND MAY 6, 2002
           VAN KAMPEN EQUITY TRUST II ON BEHALF OF EACH OF ITS SERIES
                           VAN KAMPEN TECHNOLOGY FUND
                   VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002,
      VAN KAMPEN LIFE INVESTMENT TRUST ON BEHALF OF EACH OF ITS PORTFOLIOS
                          AGGRESSIVE GROWTH PORTFOLIO
                               COMSTOCK PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO

     The Statement of Additional Information is hereby supplemented as follows:

     Effective October 30, 2002, Mitchell M. Merin is President and Chief Executive Officer of each of the above mentioned funds, replacing Richard F. Powers, III, who has retired as President and Chief Executive Officer of the above mentioned funds, as of the same date. Mr. Powers remains a Trustee of each of the funds. It has been announced that as of November 30, 2002 Mr. Powers will also retire as Chairman, President, Chief Executive Officer, Director and Managing Director of Van Kampen Investments and its investment advisory, distribution and other subsidiaries.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                MF SPT SAI 10/02